Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Easements and Water Rights
Accounting Policies [Line Items]
Intangible assets with indefinite useful lives amount	$ 9,355	$ 7,281	$ 7,507
Weighted Average | Computer Software
Accounting Policies [Line Items]
Intangible assets, estimated useful life	4 years
Bottom of Range
Accounting Policies [Line Items]
Pre-tax discount rates	7.80%	8.60%	8.20%
Profit for each period absorbed, percentage	30.00%
Top of Range
Accounting Policies [Line Items]
Pre-tax discount rates	9.40%	10.90%	11.00%
Impairment of non-financial assets
Accounting Policies [Line Items]
Cash flow projection period	3 years
Impairment of non-financial assets | Bottom of Range
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	2.30%	2.30%	2.30%
Impairment of non-financial assets | Top of Range
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%	3.30%